Cash and cash equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	$ 668,181	$ 266,944
Cash Collateral Held as Guarantee for Sales Contracts [Member]
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	4,889	2,526
Cash Deposited into Escrow Accounts in Connection with Declared Dividends and Interest [Member]
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	662,894	0
Cash and Cash Equivalents to be Paid under Trust for Incentive [Member]
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	$ 398	$ 264,418